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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	CM-STIT-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–40.52%(a)

Asset-Backed Securities - Consumer Receivables–4.96%

Barton Capital LLC (b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC (b)	0.15%	08/20/14	50,000	49,983,333
Old Line Funding, LLC (b)	0.18%	07/10/14	40,000	39,992,200
Old Line Funding, LLC (b)	0.18%	07/14/14	50,000	49,989,250
Old Line Funding, LLC (b)	0.18%	08/06/14	105,000	104,965,350
Old Line Funding, LLC (b)	0.19%	09/19/14	45,000	44,973,848
Old Line Funding, LLC (b)	0.23%	07/15/14	69,574	69,554,442
Salisbury Receivables Co. LLC (b)	0.14%	07/15/14	30,000	29,994,867
Sheffield Receivables Corp. (b)	0.18%	06/05/14	40,000	39,999,200
Sheffield Receivables Corp. (b)	0.18%	06/10/14	25,000	24,998,875
Sheffield Receivables Corp. (b)	0.18%	06/12/14	32,200	32,198,229
Sheffield Receivables Corp. (b)	0.18%	07/11/14	64,500	64,487,100
Sheffield Receivables Corp. (b)	0.18%	07/14/14	100,000	99,978,500
Sheffield Receivables Corp. (b)	0.18%	08/12/14	30,000	29,989,200
Thunder Bay Funding, LLC (b)	0.23%	07/15/14	28,600	28,591,960
Thunder Bay Funding, LLC (b)	0.25%	08/12/14	100,000	99,949,998
Thunder Bay Funding, LLC (b)	0.25%	09/05/14	85,800	85,742,792
				995,389,144

Asset-Backed Securities - Fully Supported–1.60%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	06/09/14	67,600	67,596,996
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/14/14	84,300	84,279,862
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/16/14	50,000	49,987,500
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/16/14	30,000	29,992,500
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	08/18/14	50,000	49,978,333
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	09/05/14	40,000	39,977,600
				321,812,791

Asset-Backed Securities - Fully Supported Bank–4.26%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.17%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.23%	02/20/15	84,000	84,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.12%	06/06/14	41,000	40,999,317
Concord Minutemen Capital Co., LLC; -Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/08/14	75,000	74,984,583
Concord Minutemen Capital Co., LLC; -Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/17/14	104,000	103,973,422
Concord Minutemen Capital Co., LLC; -Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/18/14	49,000	48,987,206
Crown Point Capital Co., LLC; -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/11/14	30,000	29,993,333
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.17%	08/04/14	53,000	52,983,982
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	06/03/14	25,000	24,999,722
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	06/04/14	30,000	29,999,500
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/09/14	35,100	35,092,590
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.17%	07/14/14	50,000	49,989,847
Mountcliff Funding LLC (Multi-CEP’s-Deutsche Bank Trust Co. Americas) (b)(d)	0.17%	06/02/14	40,000	39,999,811
Ridgefield Funding Co. LLC; -Series A1 (CEP-BNP Paribas, S.A.) (b)(d)	0.22%	08/04/14	50,000	49,980,445
Ridgefield Funding Co. LLC; -Series A1 (CEP-BNP Paribas, S.A.) (b)(d)	0.22%	08/05/14	30,000	29,988,084
Working Capital Management Co. (CEP-Mizuho Corporate Bank Ltd.) (b)(d)	0.16%	06/04/14	50,000	49,999,333
				855,171,175

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–7.20%

Chariot Funding, LLC (b)	0.21%	11/06/14	$29,000	$28,973,272
Chariot Funding, LLC (b)	0.22%	07/08/14	25,000	24,994,347
Chariot Funding, LLC (b)	0.22%	08/05/14	50,000	49,980,139
Chariot Funding, LLC (b)	0.22%	09/04/14	40,000	39,976,778
Chariot Funding, LLC (b)	0.22%	10/16/14	21,000	20,982,418
Chariot Funding, LLC (b)	0.23%	06/05/14	46,100	46,098,822
Chariot Funding, LLC (b)	0.23%	06/09/14	25,000	24,998,722
Chariot Funding, LLC (b)	0.23%	06/11/14	25,000	24,998,403
Chariot Funding, LLC (b)	0.23%	07/07/14	50,000	49,988,500
Jupiter Securitization Co. LLC (b)	0.22%	07/15/14	14,800	14,796,021
Jupiter Securitization Co. LLC (b)	0.22%	09/05/14	25,000	24,985,333
Jupiter Securitization Co. LLC (b)	0.22%	10/01/14	32,100	32,076,068
Jupiter Securitization Co. LLC (b)	0.22%	10/02/14	35,000	34,973,692
Jupiter Securitization Co. LLC (b)	0.22%	11/03/14	25,000	24,976,319
Jupiter Securitization Co. LLC (b)	0.23%	06/03/14	32,300	32,299,587
Jupiter Securitization Co. LLC (b)	0.23%	07/02/14	50,000	49,990,097
Mont Blanc Capital Corp. (b)(d)	0.19%	06/10/14	57,400	57,397,274
Mont Blanc Capital Corp. (b)(d)	0.19%	07/15/14	49,535	49,523,497
Mont Blanc Capital Corp. (b)(d)	0.19%	08/07/14	35,000	34,987,624
Nieuw Amsterdam Receivables Corp. (b)(d)	0.12%	06/05/14	35,000	34,999,533
Nieuw Amsterdam Receivables Corp. (b)(d)	0.13%	06/03/14	61,661	61,660,555
Nieuw Amsterdam Receivables Corp. (b)(d)	0.14%	07/10/14	55,100	55,091,643
Nieuw Amsterdam Receivables Corp. (b)(d)	0.14%	07/11/14	64,195	64,185,014
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	08/12/14	75,000	74,976,000
Regency Markets No. 1 LLC (b)(d)	0.14%	06/12/14	71,000	70,996,963
Regency Markets No. 1 LLC (b)(d)	0.14%	06/13/14	51,719	51,716,586
Regency Markets No. 1 LLC (b)(d)	0.14%	06/18/14	49,172	49,168,749
Regency Markets No. 1 LLC (b)(d)	0.14%	06/20/14	150,000	149,988,916
Scaldis Capital LLC (b)(d)	0.12%	06/19/14	91,000	90,994,540
Scaldis Capital LLC (b)(d)	0.14%	06/10/14	25,000	24,999,125
Versailles Commercial Paper LLC (b)	0.17%	07/21/14	50,000	49,988,194
				1,445,762,731

Consumer Finance–0.55%

Toyota Motor Credit Corp. (d)	0.20%	11/18/14	50,000	49,952,778
Toyota Motor Credit Corp. (d)	0.25%	09/30/14	60,000	59,949,583
				109,902,361

Diversified Banks–12.55%

ANZ New Zealand Int’l Ltd. (b)(d)	0.15%	07/11/14	59,000	58,990,167
ANZ New Zealand Int’l Ltd. (b)(d)	0.21%	07/10/14	60,200	60,186,304
Barclays Bank PLC (b)(c)(d)	0.48%	04/30/15	210,000	210,000,000
BNP Paribas Finance Inc. (d)	0.17%	06/02/14	35,000	34,999,835
BNP Paribas Finance Inc. (d)	0.17%	06/06/14	50,700	50,698,803
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,317,378
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,911,200
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	80,000	79,948,000
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,865,667
Collateralized Commercial Paper II Co., LLC (b)	0.40%	08/05/14	50,000	49,963,889
Commonwealth Bank of Australia (b)(c)(d)	0.18%	10/07/14	50,000	50,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.18%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.18%	12/17/14	70,000	70,000,000
Dexia Credit Local S.A. (d)	0.22%	06/17/14	77,100	77,092,461
Dexia Credit Local S.A. (d)	0.23%	07/08/14	146,200	146,165,440
Dexia Credit Local S.A. (d)	0.24%	07/07/14	50,000	49,988,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Dexia Credit Local S.A. (d)	0.24%	08/19/14	$60,500	$60,468,137
Dexia Credit Local S.A. (d)	0.32%	08/18/14	79,400	79,344,949
DNB Bank ASA (b)(d)	0.17%	07/07/14	60,000	59,989,800
ING (US) Funding LLC (d)	0.19%	07/07/14	28,500	28,494,585
J.P. Morgan Securities LLC (b)	0.40%	08/12/14	100,000	99,920,000
Mizuho Funding, LLC (b)(d)	0.19%	08/04/14	65,300	65,277,943
Mizuho Funding, LLC (b)(d)	0.20%	06/11/14	20,000	19,998,917
Mizuho Funding, LLC (b)(d)	0.22%	09/08/14	106,600	106,536,973
Mizuho Funding, LLC (b)(d)	0.23%	07/07/14	40,000	39,991,000
National Australia Funding Delaware Inc. (b)(d)	0.16%	11/04/14	46,200	46,167,968
National Australia Funding Delaware Inc. (b)(d)	0.18%	11/06/14	30,000	29,976,958
National Australia Funding Delaware Inc. (b)(d)	0.19%	06/03/14	75,000	74,999,208
National Australia Funding Delaware Inc. (b)(d)	0.19%	07/14/14	37,800	37,791,422
National Australia Funding Delaware Inc. (b)(d)	0.20%	07/07/14	28,600	28,594,280
Oversea-Chinese Banking Corp. Ltd. (d)	0.16%	06/09/14	100,000	99,996,444
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Standard Chartered Bank (b)(d)	0.16%	06/03/14	5,000	4,999,956
Standard Chartered Bank (b)(d)	0.16%	06/10/14	65,500	65,497,380
Standard Chartered Bank (b)(d)	0.17%	08/04/14	69,900	69,878,875
Standard Chartered Bank (b)(d)	0.19%	08/18/14	42,000	41,982,710
Standard Chartered Bank (b)(d)	0.22%	06/02/14	50,000	49,999,694
Westpac Banking Corp. (b)(c)(d)	0.22%	09/23/14	113,700	113,724,727
				2,520,359,070

Life & Health Insurance–0.28%

MetLife Short Term Funding LLC (b)	0.11%	06/24/14	57,000	56,995,994

Other Diversified Financial Services–0.38%

General Electric Capital Corp.	0.20%	07/09/14	75,600	75,584,040

Regional Banks–6.43%

ASB Finance Ltd. (b)(d)	0.16%	08/22/14	55,600	55,579,737
BNZ International Funding Ltd. (b)(d)	0.16%	07/14/14	40,000	39,992,356
BNZ International Funding Ltd. (b)(d)	0.20%	11/12/14	84,700	84,624,758
BNZ International Funding Ltd. (b)(d)	0.21%	11/26/14	42,000	41,957,428
BNZ International Funding Ltd. (b)(d)	0.21%	08/26/14	20,000	19,989,967
Fortis Funding LLC (b)(d)	0.07%	06/02/14	200,000	199,999,611
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.13%	06/06/14	91,900	91,898,341
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.13%	06/16/14	56,000	55,996,967
Macquarie Bank Ltd. (b)(d)	0.19%	06/12/14	69,000	68,995,994
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.24%	07/28/14	66,200	66,174,844
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.24%	11/03/14	75,000	74,922,500
Sumitomo Mitsui Banking Corp. (b)(d)	0.15%	07/01/14	55,000	54,993,125
Sumitomo Mitsui Banking Corp. (b)(d)	0.21%	07/07/14	52,600	52,588,954
Sumitomo Mitsui Banking Corp. (b)(d)	0.24%	10/10/14	14,000	13,987,773
Sumitomo Mitsui Banking Corp. (b)(d)	0.25%	08/05/14	57,000	56,974,271
Sumitomo Mitsui Banking Corp. (b)(d)	0.25%	11/03/14	97,500	97,395,052
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	06/12/14	110,100	110,095,290
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	06/16/14	53,000	52,996,908
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	07/01/14	51,000	50,994,050
				1,290,157,926

Soft Drinks–0.73%

Coca-Cola Co. (The) (b)	0.16%	09/09/14	40,000	39,982,222
Coca-Cola Co. (The) (b)	0.19%	09/02/14	50,000	49,975,458
Coca-Cola Co. (The) (b)	0.19%	09/03/14	31,000	30,984,621

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Soft Drinks–(continued)

Coca-Cola Co. (The) (b)	0.19%	09/04/14	$25,000	$24,987,465
				145,929,766

Specialized Finance–1.58%

Caisse des Depots et Consignations (b)(d)	0.11%	07/15/14	61,000	60,991,799
Caisse des Depots et Consignations (b)(d)	0.16%	06/09/14	144,000	143,994,880
CDP Financial Inc. (b)(d)	0.19%	06/09/14	39,000	38,998,353
CDP Financial Inc. (b)(d)	0.19%	08/05/14	29,000	28,990,052
Kreditanstalt fur Wiederaufbau (b)(d)	0.11%	08/06/14	45,000	44,990,925
				317,966,009
Total Commercial Paper (Cost $8,135,031,007)				8,135,031,007

Certificates of Deposit–31.54%

Australia & New Zealand Banking Group, Ltd. (d)	0.10%	06/02/14	225,000	225,000,000
Australia & New Zealand Banking Group, Ltd. (d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal (d)	0.15%	07/15/14	29,300	29,300,000
Bank of Montreal (c)(d)	0.33%	06/12/15	200,000	200,000,000
Bank of Nova Scotia (d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia (d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia (c)(d)	0.31%	11/06/14	60,000	60,000,000
Bank of Nova Scotia (c)(d)	0.32%	06/30/15	120,100	120,100,000
Bank of Nova Scotia (c)(d)	0.38%	06/11/15	100,000	100,000,000
Bank of Scotland (d)	0.06%	06/02/14	250,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.07%	06/02/14	125,000	125,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.15%	06/18/14	200,000	200,000,000
Barclays Bank PLC (c)(d)	0.25%	06/17/14	450,000	450,000,000
Credit Agricole Corporate & Investment Bank (d)	0.10%	06/04/14	279,000	279,000,000
Credit Industriel et Commercial (d)	0.12%	06/03/14	210,000	210,000,000
Credit Industriel et Commercial (d)	0.12%	06/05/14	162,000	162,000,000
DNB Bank ASA (d)	0.08%	06/03/14	110,000	110,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.22%	06/06/14	95,000	95,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.19%	08/22/14	35,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.20%	06/03/14	145,700	145,700,000
Mizuho Bank Ltd. (d)	0.20%	07/16/14	83,500	83,500,000
Mizuho Bank Ltd. (d)	0.21%	08/13/14	52,000	52,000,000
Mizuho Bank Ltd. (d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd. (d)	0.23%	10/01/14	26,000	26,000,000
Natixis (c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC (d)	0.01%	07/03/14	45,000	45,000,000
Nordea Bank Finland PLC (d)	0.16%	06/06/14	57,200	57,200,000
Norinchukin Bank (The) (d)	0.21%	07/08/14	122,000	122,000,000
Norinchukin Bank (The) (d)	0.22%	08/01/14	46,000	46,000,000
Norinchukin Bank (The) (c)(d)	0.23%	07/09/14	53,100	53,100,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/02/14	62,000	62,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/13/14	59,000	59,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.18%	06/09/14	164,100	164,100,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.18%	06/11/14	20,000	20,000,000
Royal Bank of Canada (c)(d)	0.32%	06/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB (d)	0.06%	06/02/14	575,000	575,000,000
Societe Generale (c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp. (d)	0.21%	07/02/14	83,500	83,500,000
Sumitomo Mitsui Banking Corp. (d)	0.21%	08/18/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp. (d)	0.21%	08/19/14	35,000	35,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.14%	06/03/14	55,000	55,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB (d)	0.07%	06/03/14	210,000	210,000,000
Swedbank AB (d)	0.08%	06/03/14	65,000	65,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank (The) (d)	0.11%	06/10/14	$130,600	$130,600,000
Toronto-Dominion Bank (The) (d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The) (d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The) (d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The) (d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank (The) (d)	0.20%	07/28/14	33,300	33,300,000
Wells Fargo Bank, N.A. (c)	0.19%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $6,333,400,000)				6,333,400,000

Variable Rate Demand Notes–8.67%(e)

Credit Enhanced–8.63%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	755	755,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (f)	0.07%	12/01/23	1,545	1,545,000
Beaver Dam (City of), Virginia (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago) (f)	0.06%	12/02/41	5,265	5,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.06%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.07%	05/01/27	1,650	1,650,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (f)	0.10%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	07/01/41	41,800	41,800,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/38	1,900	1,900,000
California (State of); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (f)	0.04%	05/01/34	4,000	4,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.06%	12/01/21	1,900	1,900,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (d)(f)	0.04%	12/31/47	3,000	3,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.05%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/40	7,870	7,870,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	12/01/32	$2,540	$2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada, N.A.) (d)(f)	0.04%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/37	1,000	1,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	06/01/15	675	675,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA)	0.07%	02/01/31	4,800	4,800,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.06%	03/01/34	7,600	7,600,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.07%	08/01/15	1,300	1,300,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.05%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	05/01/36	9,300	9,300,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.11%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Minnesota Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.08%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.06%	10/01/32	5,275	5,275,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.07%	07/01/21	4,090	4,090,000
East Point (City of) Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.08%	07/01/37	3,600	3,600,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	03/01/30	50,360	50,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	12/01/34	5,000	5,000,000
Fargo (City of), North Dakota (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (f)	0.20%	12/01/14	2,000	2,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.05%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.06%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.06%	05/15/31	3,880	3,879,958

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.06%	12/01/21	13,100	13,100,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.06%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/38	3,785	3,785,000
Huntington (City of), Indiana (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (f)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (f)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (f)	0.11%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.) (f)	0.05%	02/15/33	8,600	8,600,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.05%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (b)	0.06%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.08%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (f)	0.06%	10/01/42	5,085	5,085,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/01/24	12,060	12,060,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	03/01/38	$15,255	$15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.07%	05/01/27	3,735	3,735,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.07%	04/15/30	7,700	7,700,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/33	4,845	4,845,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A) (f)	0.06%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	07/01/38	7,865	7,865,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	10/15/30	18,780	18,780,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.07%	04/01/37	10,835	10,835,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.) (d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.07%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.07%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.07%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/01/33	12,800	12,800,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (f)	0.08%	08/01/38	2,745	2,745,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (b)(d)(f)	0.04%	05/01/41	3,300	3,300,000
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (d)(f)	0.11%	07/01/40	3,000	3,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.06%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (f)	0.05%	05/01/39	2,265	2,265,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (d)(f)	0.11%	07/01/38	$63,270	$63,270,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.06%	07/15/36	7,575	7,574,670
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.06%	02/15/34	425	424,816
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC)	0.09%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	12/01/24	2,780	2,780,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (d)(f)	0.05%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC-FHLMC) (f)	0.05%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.07%	04/01/32	14,840	14,840,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	12/01/27	7,680	7,680,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	12/01/27	1,605	1,605,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.06%	09/01/36	3,665	3,665,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.10%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal) (d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.06%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.08%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	05/01/32	30,520	30,520,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	02/01/34	$6,960	$6,960,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	10/01/29	4,100	4,100,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.06%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	09/01/37	24,945	24,945,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (b)	0.06%	08/01/24	3,950	3,950,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	04/01/26	4,030	4,030,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (f)	0.06%	05/01/19	1,420	1,420,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.06%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	03/01/28	3,752	3,752,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.08%	06/01/41	8,590	8,590,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (b)(f)	0.07%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.08%	02/15/27	6,460	6,460,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (b)	0.11%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.06%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.08%	07/01/41	12,425	12,425,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (d)(f)	0.06%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/15/22	8,120	8,120,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	12/01/31	11,210	11,210,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.07%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.08%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.07%	12/15/44	950	950,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.10%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.08%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.06%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.06%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.06%	05/01/28	3,520	3,520,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.06%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	06/01/25	1,535	1,535,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal) (d)(f)	0.06%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.08%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.) (f)	0.15%	05/01/33	600	600,000
				1,731,727,400

Other Variable Rate Demand Notes–0.04%(e)

Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.08%	09/15/24	8,640	8,640,000
Total Variable Rate Demand Notes (Cost $1,740,367,400)				1,740,367,400

Other Bonds & Notes–4.57%

Barclays Bank PLC, Sec. Medium-Term Global Notes (b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Commonwealth Bank of Australia, Sr. Unsec. Notes (b)(d)	3.75%	10/15/14	56,764	57,510,419
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,746,656
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.38%	06/01/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes (c)	0.32%	06/19/15	200,000	200,000,000
Unsec. Medium-Term Notes (c)	0.32%	06/19/15	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.45%	06/07/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $919,057,075)				919,057,075
TOTAL INVESTMENTS (excluding Repurchase Agreements)–85.30% (Cost $17,127,855,482)				17,127,855,482

			Repurchase Amount

Repurchase Agreements–14.75%(g)

Citigroup Global Markets Inc., Joint agreement dated 05/30/14, aggregate maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,059; 0%-3.38%, 05/28/15-04/15/32)	0.07%	06/02/14	200,001,167	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,050; 1.13%, 04/30/20)	0.07%	06/02/14	100,000,583	100,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $744,004,340 (collateralized by U.S. Treasury obligations valued at $758,880,046; 0.13%-4.50%, 01/31/16-02/15/43)	0.07%	06/02/14	154,519,913	154,519,012

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Domestic and Foreign Corporate obligations valued at $374,001,336; 2.60%-12.63%, 07/02/14-07/15/28) (d)(h)	0.58%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/30/14, maturing value of $200,007,000 (collateralized by Agency Mortgage-backed securities valued at $204,004,164; 2.47%-3.25%, 12/16/40-10/16/53) (d)(i)	0.18%	06/06/14	200,007,000	200,000,000
Deutsche Bank Securities Inc., Agreement dated 05/30/14, maturing value of $367,175,409 (collateralized by U.S. Treasury obligations valued at $374,516,788; 0.25%-2.00%, 11/15/14-09/30/17)	0.07%	06/02/14	367,175,409	367,173,267
ING Financial Markets, LLC, Joint agreement dated 05/30/14, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,004,243; 2.03%-3.97%, 06/01/25-01/15/43)	0.08%	06/02/14	225,001,500	225,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/28/14, maturing value of $368,299,307 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $402,945,062; 0%-12.75%, 04/01/16-11/19/52) (i)	0.48%	07/28/14	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/30/14, maturing value of $320,179,022 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $351,553,170; 0%-13.63%, 08/01/14-11/25/51)	0.53%	07/07/14	320,179,022	320,000,000
RBC Capital Markets Corp., Joint Term agreement dated 05/01/14, aggregate maturing value of $200,046,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,001; 2.06%-4.00%, 09/01/28-04/01/44) (i)	0.09%	08/01/14	50,011,500	50,000,000
RBC Capital Markets Corp., Term agreement dated 03/12/14, maturing value of $75,048,750 (collateralized by Domestic and Foreign Corporate obligations valued at $78,750,001; 0.75%-9.63%, 10/13/15-05/06/44) (d)(i)	0.26%	06/10/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 03/18/14, maturing value of $150,099,667 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,000; 0%-9.50%, 06/16/14-02/15/45) (d)(i)	0.26%	06/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 04/04/14, maturing value of $100,070,500 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-11.73%, 05/15/27-12/25/43) (d)(i)	0.27%	07/07/14	100,070,500	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/30/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0%-6.50%, 04/01/18-06/01/44)	0.08%	06/02/14	310,990,138	310,988,065
Total Repurchase Agreements (Cost $2,960,680,344)				2,960,680,344
TOTAL INVESTMENTS(j)(k)–100.05% (Cost $20,088,535,826)				20,088,535,826
OTHER ASSETS LESS LIABILITIES–(0.05)%				(9,782,884)
NET ASSETS–100.00%				$20,078,752,942

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit

MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $7,382,474,126, which represented 36.77% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 11.7%; Canada: 11.1%; France: 9.7%; United Kingdom: 9.7%; Australia: 6.9%; other countries less than 5% each: 17.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–38.51%(a)

Asset-Backed Securities - Consumer Receivables–1.69%

Barton Capital LLC (b)(c)	0.16%	09/29/14	$16,000	$16,000,000
Barton Capital LLC (b)(c)	0.18%	11/06/14	30,000	30,000,000
				46,000,000

Asset-Backed Securities - Fully Supported Bank–9.87%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.17%	08/06/14	16,000	16,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (c)(d)	0.12%	06/03/14	52,000	51,999,653
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (c)(d)	0.12%	06/06/14	30,000	29,999,500
Crown Point Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)(d)	0.20%	06/03/14	25,000	24,999,722
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.14%	06/13/14	40,000	39,998,133
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)(d)	0.20%	06/03/14	50,000	49,999,445
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc) (c)(d)	0.16%	06/16/14	25,000	24,998,386
Working Capital Management Co. (CEP-Mizuho Corporate Bank Ltd.) (c)(d)	0.15%	07/02/14	30,000	29,996,125
				267,990,964

Asset-Backed Securities - Multi-Purpose–6.39%

Chariot Funding, LLC (c)	0.10%	06/12/14	57,337	57,335,248
Nieuw Amsterdam Receivables Corp. (c)(d)	0.13%	06/03/14	9,000	8,999,935
Nieuw Amsterdam Receivables Corp. (c)(d)	0.14%	07/11/14	9,000	8,998,600
Regency Markets No. 1 LLC (c)(d)	0.14%	06/12/14	9,000	8,999,615
Regency Markets No. 1 LLC (c)(d)	0.14%	06/13/14	7,000	6,999,673
Regency Markets No. 1 LLC (c)(d)	0.14%	06/16/14	65,000	64,996,209
Regency Markets No. 1 LLC (c)(d)	0.14%	06/18/14	5,000	4,999,669
Scaldis Capital LLC (c)(d)	0.12%	06/19/14	12,000	11,999,280
				173,328,229

Diversified Banks–8.18%

BNP Paribas Finance Inc. (d)	0.11%	06/13/14	75,000	74,997,250
DNB Bank ASA (c)(d)	0.12%	07/07/14	50,000	49,994,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.15%	06/06/14	2,000	1,999,958
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/09/14	30,000	29,998,867
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/11/14	20,000	19,999,056
Standard Chartered Bank (c)(d)	0.16%	06/03/14	45,000	44,999,600
				221,988,731

Integrated Oil & Gas–1.84%

Total Capital Canada Ltd. (c)(d)	0.07%	06/24/14	50,000	49,997,764

Life & Health Insurance–2.80%

MetLife Short Term Funding LLC (c)	0.10%	06/09/14	19,000	18,999,578
MetLife Short Term Funding LLC (c)	0.10%	06/17/14	50,000	49,997,778
MetLife Short Term Funding LLC (c)	0.11%	06/24/14	7,000	6,999,508
				75,996,864

Regional Banks–6.60%

Banque et Caisse d’Epargne de l’Etat (d)	0.09%	06/20/14	100,000	99,995,514
Landesbank Hessen-Thueringen Girozentrale (c)(d)	0.13%	06/16/14	7,000	6,999,621
Macquarie Bank Ltd. (c)(d)	0.17%	06/11/14	50,000	49,997,639
Sumitomo Mitsui Banking Corp. (c)(d)	0.15%	07/01/14	7,000	6,999,125
Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.14%	06/16/14	8,000	7,999,533

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.14%	07/01/14	$7,000	$6,999,183
				178,990,615

Technology Hardware, Storage & Peripherals–1.14%

Apple, Inc. (c)	0.05%	06/06/14	31,000	30,999,784
Total Commercial Paper (Cost $1,045,292,951)				1,045,292,951

Certificates of Deposit–15.11%

Bank of Montreal (d)	0.11%	06/04/14	62,000	62,000,000
Barclays Bank PLC (b)(d)	0.15%	03/11/15	60,000	60,000,000
Credit Agricole Corporate & Investment Bank (d)	0.10%	06/04/14	36,000	36,000,000
Credit Industriel et Commercial (d)	0.12%	06/03/14	27,000	27,000,000
Credit Industriel et Commercial (d)	0.12%	06/05/14	21,000	21,000,000
Credit Industriel et Commercial (d)	0.14%	06/02/14	50,000	50,000,000
DNB Bank ASA (d)	0.08%	06/03/14	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp. (d)	0.16%	06/23/14	18,000	18,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.14%	06/03/14	8,000	8,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.14%	06/09/14	50,000	50,000,000
Swedbank AB (d)	0.08%	06/03/14	34,000	34,000,000
Toronto-Dominion Bank (The) (d)	0.11%	06/10/14	19,000	19,000,000
Total Certificates of Deposit (Cost $410,000,000)				410,000,000

Variable Rate Demand Notes–11.47%(e)

Credit Enhanced–11.47%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	2,310	2,310,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (c)(f)	0.07%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.06%	03/01/34	1,200	1,200,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (f)	0.06%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.06%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.06%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	02/01/39	3,700	3,700,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.05%	09/01/48	$5,000	$5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2014 A-4, Project RB (LOC-Sumitomo Mitsui Banking Corp.) (c)(d)(f)	0.13%	04/01/47	15,000	15,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/15/35	2,500	2,500,000
Mobile (County of), Alabama Industrial Development Authority; Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (d)(f)	0.11%	07/01/40	6,000	6,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (f)	0.07%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.05%	12/01/29	43,600	43,600,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.07%	06/01/23	5,380	5,380,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.10%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.06%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.06%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $311,354,000)				311,354,000

U.S. Government Sponsored Agency Securities–0.47%

Overseas Private Investment Corp. (OPIC)–0.47%

Unsec. VRD COP Bonds (e) (Cost $12,740,000)	0.12%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–65.56% (Cost $1,779,386,951)				1,779,386,951

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–34.38%(g)

Credit Agricole Corp. & Investment Bank, Agreement dated 05/30/14, maturing value of $250,001,667 (collateralized by Agency Mortgage-backed securities valued at $255,000,001; 2.50%-6.00%, 04/01/23-05/01/44)	0.08%	06/02/14	$250,001,667	$250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $744,004,340 (collateralized by U.S. Treasury obligations valued at $758,880,046; 0.13%-4.50%, 01/31/16-02/15/43)	0.07%	06/02/14	103,004,499	103,003,898
Credit Suisse Securities (USA) LLC, Term agreement dated 05/30/14, maturing value of $45,001,575 (collateralized by Agency Mortgage-backed securities valued at $45,900,444; 0.23%-3.10%, 06/16/45-09/16/53) (d)(h)	0.18%	06/06/14	45,001,575	45,000,000
ING Financial Markets, LLC, Joint agreement dated 05/30/14, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,004,243; 2.03%-3.97%, 06/01/25-01/15/43)	0.08%	06/02/14	100,000,667	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/28/14, maturing value of $55,044,733 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Sovereign debt and Domestic and Foreign Corporate obligations valued at $60,273,836; 0%-11.95%, 07/25/18-04/10/51) (h)	0.48%	07/28/14	55,044,733	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/30/14, maturing value of $20,011,189 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Domestic Corporate obligations & Sovereign debt valued at $21,352,816; 0%-11.95%, 01/23/18-04/30/43)	0.53%	07/07/14	20,011,189	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/30/14, maturing value of $25,020,000 (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Corporate obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities & Sovereign debt valued at $26,968,427; 0%-11.95%, 01/23/18-10/11/42) (h)	0.48%	07/29/14	25,020,000	25,000,000
RBC Capital Markets Corp., Joint term agreement dated 05/01/14, aggregate maturing value of $200,046,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,001; 2.06%-4.00%, 09/01/28-04/01/44) (h)	0.09%	08/01/14	100,023,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 04/04/14, maturing value of $50,035,250 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-6.60%, 07/25/22-12/25/43) (d)(h)	0.27%	07/07/14	50,035,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 03/12/14, maturing value of $95,061,750 (collateralized by Domestic and Foreign Corporate obligations valued at $99,750,000; 0.36%-9.63%, 06/10/14-03/11/44) (d)(h)	0.26%	06/10/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 04/07/14, maturing value of $90,045,000 (collateralized by U.S. Government Sponsored agency obligations, Non-Agency and Agency Mortgage-backed securities & Sovereign debt valued at $93,116,443; 0%-7.88%, 09/15/14-11/25/46)	0.30%	06/06/14	90,045,000	90,000,000
Total Repurchase Agreements (Cost $933,003,898)				933,003,898
TOTAL INVESTMENTS(i)(j)–99.94% (Cost $2,712,390,849)				2,712,390,849
OTHER ASSETS LESS LIABILITIES–0.06%				1,620,515
NET ASSETS–100.00%				$2,714,011,364

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $836,302,306, which represented 30.81% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.9%; France: 10.6%; Canada: 8.7%; Japan: 7.7%; other countries less than 5% each: 15.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–44.13%

U.S. Treasury Bills–25.27%(a)

U.S. Treasury Bills	0.02%	06/05/14	$500,000	$499,998,889
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,997,139
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,992,750
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,972,000
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,972,375
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,976,042
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,977,917
U.S. Treasury Bills	0.05%	10/02/14	400,000	399,931,667
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,933,646
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,933,402
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,922,999
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,959,622
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,931,250
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,916,388
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,857,781
				4,599,273,867

U.S. Treasury Notes–18.86%

U.S. Treasury Notes	0.63%	07/15/14	99,000	99,069,187
U.S. Treasury Notes	0.13%	07/31/14	50,000	50,007,026
U.S. Treasury Notes	2.63%	07/31/14	612,000	614,604,950
U.S. Treasury Notes	0.50%	08/15/14	100,000	100,092,107
U.S. Treasury Notes	4.25%	08/15/14	950,000	958,264,473
U.S. Treasury Notes	2.38%	08/31/14	1,150,000	1,156,604,554
U.S. Treasury Notes	2.38%	09/30/14	250,000	251,920,440
U.S. Treasury Notes	2.25%	01/31/15	200,000	202,875,314
				3,433,438,051
Total U.S. Treasury Securities (Cost $8,032,711,918)				8,032,711,918
TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.13% (Cost $8,032,711,918)				8,032,711,918

			Repurchase Amount

Repurchase Agreements–51.18%(b)

Barclays Capital Inc., Agreement dated 05/30/14, maturing value of $200,001,000 (collateralized by U.S. Treasury obligations valued at $204,000,103; 0.63%-3.63%, 04/30/18-02/15/44)	0.06%	06/02/14	200,001,000	200,000,000
Barclays Capital Inc., Term agreement dated 04/02/14, maturing value of $300,048,000 (collateralized by U.S. Treasury obligations valued at $306,000,024; 0.63%-9.88%, 12/31/14-11/15/41)	0.06%	07/07/14	300,048,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 05/30/14, maturing value of $294,001,715 (collateralized by U.S. Treasury obligations valued at $299,880,130; 0.13%-8.13%, 06/30/15-05/15/21)	0.07%	06/02/14	294,001,715	294,000,000
BNP Paribas Securities Corp., Term agreement dated 05/19/14, maturing value of $1,000,083,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,084; 0%-4.50%, 08/14/14-05/15/24)(c)	0.05%	07/18/14	1,000,083,333	1,000,000,000
CIBC World Markets Corp., Agreement dated 05/30/14 maturing value of $100,000,583 (collateralized by U.S. Treasury obligations valued at $102,000,025; 0.38%-3.63%, 03/31/16-05/15/44)	0.07%	06/02/14	100,000,583	100,000,000
Citigroup Global Markets Inc., Agreement dated 05/30/14, maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0%-7.13%, 02/15/15-02/15/41)	0.06%	06/02/14	500,002,500	500,000,000
Citigroup Global Markets Inc., Term agreement dated 05/01/14, maturing value of $500,017,778 (collateralized by U.S. Treasury obligations valued at $510,000,094; 0%-11.25%, 02/15/15-05/15/42)(c)	0.04%	06/02/14	500,017,778	500,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $744,004,340 (collateralized by U.S. Treasury obligations valued at $758,880,046; 0.13%-4.50%, 01/31/16-02/15/43)	0.07%	06/02/14	$160,284,358	$160,283,423
Deutsche Bank Securities Inc., Term agreement dated 04/07/14, maturing value of $500,050,000 (collateralized by U.S. Treasury obligations valued at $510,000,030; 0.38%-2.25%, 11/30/14-11/15/22) (c)	0.06%	06/06/14	500,050,000	500,000,000
Federal Reserve Bank of New York, Agreement dated 05/30/14, maturing value of $1,000,004,167 (collateralized by U.S. Treasury obligations valued at $1,000,004,199; 1.63%, 11/15/22)	0.05%	06/02/14	1,000,004,167	1,000,000,000
Goldman, Sachs & Co., Term agreement dated 05/27/14, maturing value of $850,036,597 (collateralized by a U.S. Treasury obligations valued at $867,000,053; 0%-5.50%, 05/31/15-11/15/43) (c)	0.05%	06/27/14	850,036,597	850,000,000
HSBC Securities (USA) Inc., Agreement dated 05/30/14, maturing value of $200,001,000 (collateralized by U.S. Treasury obligations valued at $204,001,093; 0.88%-6.13%, 08/15/15-11/15/27)	0.06%	06/02/14	200,001,000	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 05/27/14, aggregate maturing value of $850,006,611 (collateralized by U.S. Treasury obligations valued at $867,002,657; 0%-6.50%, 03/31/15-11/15/26) (c)	0.04%	06/03/14	500,003,889	500,000,000
HSBC Securities (USA) Inc., Term agreement dated 05/29/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,306; 0.25%-8.00%, 02/15/15-11/15/40) (c)	0.05%	06/05/14	500,004,861	500,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 05/30/14, maturing value of $93,529,447 (collateralized by U.S. Treasury obligations valued at $95,399,632; 1.38%-1.50%, 06/30/18-08/31/18)	0.06%	06/02/14	93,529,447	93,528,979
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 05/27/14, maturing value of $600,004,667 (collateralized by U.S. Treasury obligations valued at $612,000,000; 0%-2.63%, 11/13/14-02/15/44) (c)	0.04%	06/03/14	600,004,667	600,000,000
Morgan Stanley, Agreement dated 05/30/14, maturing value of $200,001,167 (collateralized by U.S. Treasury obligations valued at $204,000,017; 0.13%-1.38%, 06/30/14-10/31/19)	0.07%	06/02/14	200,001,167	200,000,000
RBC Capital Markets Corp., Agreement dated 05/30/14, maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0%-5.00%, 11/28/14-02/15/43)	0.06%	06/02/14	1,000,005,000	1,000,000,000
Societe Generale, Agreement dated 05/30/14, maturing value of $494,002,470 (collateralized by U.S. Treasury obligations valued at $503,880,028; 0%-3.13%, 01/31/15-11/15/22)	0.06%	06/02/14	494,002,470	494,000,000
Wells Fargo Securities, LLC, Agreement dated 05/30/14, maturing value of $325,001,625 (collateralized by U.S. Treasury obligations valued at $331,500,079; 0%-11.25%, 06/15/14-11/15/23)	0.06%	06/02/14	325,001,625	325,000,000
Total Repurchase Agreements (Cost $9,316,812,402)				9,316,812,402
TOTAL INVESTMENTS(d)–95.31% (Cost $17,349,524,320)				17,349,524,320
OTHER ASSETS LESS LIABILITIES–4.69%				853,848,889
NET ASSETS–100.00%				$18,203,373,209

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1D.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–52.95%

Federal Farm Credit Bank (FFCB)–7.93%

Disc. Notes (a)	0.08%	06/03/14	$50,000	$49,999,778
Disc. Notes (a)	0.13%	07/23/14	20,000	19,996,244
Disc. Notes (a)	0.14%	07/25/14	49,000	48,989,710
Disc. Notes (a)	0.14%	08/20/14	60,000	59,981,333
Unsec. Notes (b)	0.08%	09/16/14	50,000	49,997,032
Unsec. Notes (b)	0.09%	10/28/14	25,000	24,998,952
Unsec. Notes (b)	0.10%	11/24/14	25,000	25,000,660
Unsec. Notes (b)	0.13%	01/13/15	70,000	69,995,666
Unsec. Notes (b)	0.11%	10/29/14	50,000	50,009,601
Unsec. Notes (b)	0.11%	11/02/15	75,000	74,992,034
				473,961,010

Federal Home Loan Bank (FHLB)–26.48%

Unsec. Bonds	0.11%	01/07/15	65,000	64,994,280
Unsec. Bonds	0.12%	01/09/15	50,000	49,997,780
Unsec. Bonds	0.09%	01/21/15	50,000	49,991,365
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,259
Unsec. Bonds	0.13%	10/30/14	50,000	49,995,518
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,998,315
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,998,186
Unsec. Disc. Notes (a)	0.00%	06/02/14	13,787	13,787,087
Unsec. Disc. Notes (a)	0.12%	07/02/14	75,000	74,992,250
Unsec. Disc. Notes (a)	0.13%	07/07/14	50,000	49,993,500
Unsec. Disc. Notes (a)	0.05%	07/09/14	75,000	74,996,042
Unsec. Disc. Notes (a)	0.05%	07/18/14	75,000	74,995,104
Unsec. Disc. Notes (a)	0.05%	07/23/14	50,000	49,996,389
Unsec. Disc. Notes (a)	0.05%	07/25/14	75,000	74,994,375
Unsec. Disc. Notes (a)	0.11%	08/01/14	56,280	56,269,987
Unsec. Disc. Notes (a)	0.06%	08/13/14	69,104	69,095,957
Unsec. Disc. Notes (a)	0.06%	08/15/14	47,988	47,982,202
Unsec. Disc. Notes (a)	0.00%	10/15/14	50,000	49,985,078
Unsec. Disc. Notes (a)	0.07%	10/17/14	50,000	49,986,583
Unsec. Disc. Notes (a)	0.08%	10/24/14	50,000	49,984,896
Unsec. Global Notes (b)	0.13%	06/16/14	50,000	50,000,000
Unsec. Global Notes (b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes (b)	0.20%	08/19/15	50,000	49,987,678
Unsec. Global Notes (b)	0.10%	01/09/15	75,000	75,002,893
Unsec. Global Notes (b)	0.13%	09/08/15	75,000	74,985,530
Unsec. Notes (b)	0.10%	10/22/14	50,000	50,000,000
Unsec. Notes (b)	0.08%	11/14/14	80,000	80,000,000
Unsec. Notes (b)	0.10%	02/03/15	20,000	20,000,423
				1,582,010,677

Federal Home Loan Mortgage Corp. (FHLMC)–10.54%

Unsec. Disc. Notes (a)	0.09%	06/18/14	50,000	49,997,875
Unsec. Disc. Notes (a)	0.08%	07/14/14	55,000	54,994,679
Unsec. Disc. Notes (a)	0.05%	08/19/14	75,000	74,991,771
Unsec. Disc. Notes (a)	0.15%	10/06/14	50,000	49,972,836
Unsec. Disc. Notes (a)	0.10%	10/23/14	50,000	49,980,000
Unsec. Disc. Notes (a)	0.11%	11/20/14	50,000	49,973,722
Unsec. Disc. Notes (a)	0.11%	11/21/14	50,000	49,973,569
Unsec. Disc. Notes (a)	0.17%	01/06/15	50,000	49,948,292

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes	1.00%	07/30/14	$75,000	$75,112,566
Unsec. Global Notes	0.75%	11/25/14	49,427	49,570,310
Unsec. Global Notes (b)	0.14%	07/16/15	75,000	75,026,179
				629,541,799

Federal National Mortgage Association (FNMA)–6.54%

Unsec. Disc. Notes (a)	0.06%	08/18/14	50,000	49,993,500
Unsec. Disc. Notes (a)	0.12%	09/15/14	50,000	49,982,333
Unsec. Disc. Notes (a)	0.12%	09/16/14	50,000	49,982,167
Unsec. Disc. Notes (a)	0.08%	10/01/14	65,000	64,983,479
Unsec. Disc. Notes (a)	0.07%	10/02/14	40,000	39,991,117
Unsec. Global Notes (b)	0.13%	06/20/14	60,398	60,399,700
Unsec. Global Notes	0.88%	08/28/14	75,000	75,136,803
				390,469,099

Overseas Private Investment Corp. (OPIC)–1.46%

Gtd. VRD COP Bonds (c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds (c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,162,982,585)				3,162,982,585
TOTAL INVESTMENTS (excluding Repurchase Agreements)–52.95% (Cost $3,162,982,585)				3,162,982,585

			Repurchase Amount

Repurchase Agreements–47.05%(d)

BMO Capital Markets Corp., Joint agreement date 05/30/14, aggregate maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,213; 0%-10.35%, 05/31/14-09/15/60)	0.07%	06/02/14	50,000,291	50,000,000
BNP Paribas Securities Corp., Joint agreement dated 05/30/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-5.13%, 07/15/14-03/14/36)	0.08%	06/02/14	400,002,667	400,000,000
BNP Paribas Securities Corp., Term agreement dated 05/19/14, maturing value of $300,025,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,266; 0%-6.75%, 06/30/14-11/23/35)(e)	0.05%	07/18/14	300,025,000	300,000,000
Citigroup Global Markets Inc., Joint term agreement dated 05/01/14, aggregate maturing value of $250,011,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,044; 0%-4.25%, 02/27/15-11/15/40) (e)	0.05%	06/02/14	200,008,889	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $744,004,340 (collateralized by U.S. Treasury obligations valued at $758,880,046; 0.13%-4.50%, 01/31/16-02/15/43)	0.07%	06/02/14	211,131,695	211,130,463
Deutsche Bank Securities Inc., Joint term agreement dated 04/07/14, aggregate maturing value of $350,035,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,454; 0%-6.63%, 06/30/14-05/04/37) (e)	0.06%	06/06/14	300,030,000	300,000,000
Federal Reserve Bank of New York, Agreement dated 05/30/14, maturing value of $350,001,458 (collateralized by U.S. Treasury obligation valued at $350,001,459; 3.88%, 08/15/40)	0.05%	06/02/14	350,001,458	350,000,000
Goldman, Sachs & Co., Term Agreement dated 05/27/14, maturing value of $300,012,917 (collateralized by a U.S. Treasury obligation valued at $306,000,010; 0%-7.50%, 03/05/15-11/15/43) (e)	0.05%	06/27/14	300,012,917	300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 05/27/14, aggregate maturing value of $850,006,611 (collateralized by U.S. Treasury obligations valued at $867,002,657; 0%-6.50%, 03/31/15-11/15/26) (e)	0.04%	06/03/14	300,002,333	300,000,000
ING Financial Markets, LLC, Joint agreement dated 05/30/14, aggregate maturing value of $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,428; 0%-6.38%, 08/15/14-02/15/44)	0.07%	06/02/14	100,000,583	100,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 05/27/14, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,459; 0%-5.63%, 07/01/14-09/15/39) (e)	0.04%	06/03/14	$300,002,333	$300,000,000
Total Repurchase Agreements (Cost $2,811,130,463)				2,811,130,463
TOTAL INVESTMENTS(f)–100.00% (Cost $5,974,113,048)				5,974,113,048
OTHER ASSETS LESS LIABILITIES 0.00%				170,381
NET ASSETS–100.00%				$5,974,283,429

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–96.16%

Federal Farm Credit Bank (FFCB)–41.95%

Disc. Notes (a)	0.11%	07/14/14	$10,000	$9,998,686
Disc. Notes (a)	0.06%	08/28/14	10,000	9,998,533
Disc. Notes (a)	0.09%	08/29/14	5,000	4,998,888
Disc. Notes (a)	0.07%	07/10/14	10,000	9,999,242
Disc. Notes (a)	0.01%	06/02/14	35,000	34,999,990
Disc. Notes (a)	0.13%	07/23/14	5,000	4,999,061
Disc. Notes (a)	0.05%	07/25/14	10,000	9,999,250
Unsec. Notes (b)	0.13%	01/13/15	10,000	9,999,381
Unsec. Notes (b)	0.22%	01/26/15	15,000	15,012,399
				110,005,430

Federal Home Loan Bank (FHLB)–54.21%

Unsec. Disc. Notes (a)	0.00%	06/02/14	21,213	21,212,913
Unsec. Disc. Notes (a)	0.04%	06/04/14	15,000	14,999,956
Unsec. Disc. Notes (a)	0.05%	06/04/14	10,000	9,999,962
Unsec. Disc. Notes (a)	0.04%	06/13/14	10,000	9,999,867
Unsec. Disc. Notes (a)	0.05%	06/18/14	9,456	9,455,777
Unsec. Disc. Notes (a)	0.05%	06/20/14	10,000	9,999,747
Unsec. Disc. Notes (a)	0.05%	07/07/14	15,000	14,999,325
Unsec. Disc. Notes (a)	0.05%	07/18/14	7,000	6,999,543
Unsec. Disc. Notes (a)	0.06%	08/22/14	10,000	9,998,588
Unsec. Disc. Notes (a)	0.08%	09/26/14	6,500	6,498,310
Unsec. Disc. Notes (a)	0.08%	10/03/14	5,000	4,998,674
Unsec. Disc. Notes (a)	0.08%	10/08/14	8,000	7,997,850
Unsec. Disc. Notes (a)	0.08%	10/10/14	5,000	4,998,635
Unsec. Disc. Notes (a)	0.08%	10/15/14	5,000	4,998,546
Unsec. Notes (b)	0.08%	11/14/14	5,000	5,000,000
				142,157,693
Total U.S. Government Sponsored Agency Securities (Cost $252,163,123)				252,163,123

U.S. Treasury Notes–3.83%

U.S. Treasury Notes	0.25%	06/30/14	5,000	5,000,699
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,028,163
Total U.S. Treasury Notes (Cost $10,028,862)				10,028,862
TOTAL INVESTMENTS(c)–99.99% (Cost $262,191,985)				262,191,985
OTHER ASSETS LESS LIABILITIES–0.01%				29,712
NET ASSETS–100.00%				$262,221,697

Investment Abbreviations:

Disc.	—Discounted
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2014

(Unaudited)

Tax Free-Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–97.39%

Alabama–2.31%

Mobile (County of) Industrial Development Authority ; Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.11%	07/01/40	$6,000	$6,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.08%	04/01/28	10,000	10,000,000
				16,000,000

Arizona–1.87%

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	12/01/37	12,935	12,935,000

California–7.93%

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	11/01/38	2,000	2,000,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (a)(b)(c)	0.03%	05/01/40	30,000	30,000,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking) (a)(b)(c)	0.04%	12/01/16	22,850	22,850,000
				54,850,000

Colorado–1.58%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.16%	07/01/34	1,825	1,825,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.16%	03/01/17	7,100	7,100,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	12/01/23	2,010	2,010,000
				10,935,000

District of Columbia–0.35%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.16%	01/01/29	2,400	2,400,000

Florida–0.49%

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(d)(e)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.06%	10/15/32	1,125	1,125,000
				3,400,000

Georgia–0.59%

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.08%	06/15/25	4,100	4,100,000

Illinois–7.11%

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.16%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.06%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (a)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	06/01/32	1,500	1,500,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax Free-Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.05%	02/15/33	$2,025	$2,025,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.06%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-US Bank N.A.) (a)(b)	0.11%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (a)(b)	0.11%	10/01/33	4,000	4,000,000
				49,185,000

Indiana–6.21%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (a)(b)	0.07%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.16%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (a)	0.06%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.59%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.06%	05/01/31	2,000	2,000,000
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,095,000
				4,095,000

Kansas–1.59%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(d)	0.06%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,019,073
				11,019,073

Kentucky–3.46%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	06/01/30	23,910	23,910,000

Maryland–0.69%

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	07/01/32	4,760	4,760,000

Massachusetts–0.90%

University of Massachusetts Building Authority; Series 2013 B-1, Commercial Paper Notes	0.07%	07/08/14	6,250	6,250,000

Michigan–6.53%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	10/15/42	20,285	20,285,000
Southfield (City of) Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	04/01/22	5,935	5,935,000
				45,150,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax Free-Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–1.80%

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.07%	11/15/31	$4,000	$4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	760,079
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	10/01/33	7,675	7,675,000
				12,435,079

Mississippi–0.14%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (a)	0.06%	12/01/30	1,000	1,000,000

Missouri–5.42%

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.09%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.06%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.07%	11/15/43	17,400	17,400,000
				37,500,000

New Hampshire–3.03%

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.06%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.06%	09/01/37	900	900,000
				20,930,000

New York–5.91%

Metropolitan Transportation Authority (Dedicated Tax Fund); Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (a)(b)(c)	0.05%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP-FHLMC) (a)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA) (a)	0.07%	05/15/41	28,400	28,400,000
				40,855,000

North Carolina–1.43%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.06%	01/15/37	9,900	9,900,000

Ohio–1.16%

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	12/01/21	8,030	8,030,000

Oregon–3.83%

Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	06/01/37	24,800	24,800,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	11/01/28	1,700	1,700,000
				26,500,000

Pennsylvania–3.29%

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.09%	09/01/18	2,025	2,025,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax Free-Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	10/15/25	$7,080	$7,080,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	04/01/20	1,600	1,600,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC ); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	12/01/24	6,750	6,750,000
				22,725,000

Tennessee–1.65%

Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–10.82%

Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.06%	10/15/32	3,350	3,350,000
Austin Independent School District; Series 2014 A-1, Commercial Paper Notes	0.09%	08/05/14	5,000	5,000,000
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.10%	06/27/14	7,000	7,000,000
Series 2006 G-2, GO Commercial Paper Notes	0.13%	07/23/14	6,100	6,100,000
Series 2009 H-2, Commercial Paper Notes	0.09%	06/25/14	9,800	9,800,000
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,539,234
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,840,251
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.03%	08/01/25	20,180	20,180,000
				74,809,485

Vermont–2.21%

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.05%	09/01/38	15,300	15,300,000

Virginia–5.44%

Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank) (a)(b)(c)	0.04%	12/31/47	16,400	16,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.08%	08/01/32	7,800	7,800,000
Newport News (City of) Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	08/01/36	1,820	1,820,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,244,864
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds (f)(g)	5.00%	02/01/15	1,750	1,817,583
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.12%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	08/01/35	8,000	8,000,000
				37,642,447

Washington–2.75%

Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon) (a)(b)	0.09%	04/01/36	11,000	11,000,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.07%	07/01/44	8,000	8,000,000
				19,000,000

West Virginia–0.93%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.06%	01/01/34	6,400	6,400,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax Free-Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–4.59%

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	08/15/34	$27,200	$27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.17%	07/01/14	375	375,000
				31,775,000

Wyoming–0.79%

Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.05%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–97.39% (Cost $673,541,084)				673,541,084
OTHER ASSETS LESS LIABILITIES–2.61%				18,058,118
NET ASSETS–100.00%				$691,599,202

Investment Abbreviations:

CEP	—	Credit Enhancement Provider	LOC	—	Letter of Credit	Ref.	—	Refunding

FHLMC	—	Federal Home Loan Mortgage Corp.	MFH	—	Multi-Family Housing	Sr.	—	Senior

FNMA	—	Federal National Mortgage Association	PCR	—	Pollution Control Revenue Bonds	TRAN	—	Tax and Revenue Anticipation Notes

GO	—	General Obligation	PUTTERs	—	Putable Tax-Exempt Receipts	VRD	—	Variable Rate Demand

IDR	—	Industrial Development Revenue Bonds	RB	—	Revenue Bonds

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 16.1%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $18,250,000, which represented 2.64% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	15.3%
Federal National Mortgage Association	9.7
Wells Fargo Bank, N.A.	8.8
Federal Home Loan Mortgage Corp.	8.1
U.S. Bank, N.A.	7.8
PNC Bank, N.A.	6.4

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Pay down gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.